FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of the partnership consists of debt, offset by cash and equity.

(US$ MILLIONS)	2019	2018
Corporate borrowings	$—	$—
Non-recourse borrowings in subsidiaries of the partnership	22,399	10,866
Cash	(1,986)	(1,949)
Net debt	20,413	8,917
Total equity	11,053	6,494
Total capital and net debt	$31,466	$15,411
Net debt to capitalization ratio	65%	58%

Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2019
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$8,888	$1,008	$777	$1,803	$12,476
Interest-bearing liabilities	2,184	1,786	7,713	16,397	28,080
Lease liabilities	229	152	393	603	1,377
____________________________________

(1)	Excludes $2,306 million of decommissioning liabilities, other provisions, post-employment benefits and $210 million of loans and notes payable.

	December 31, 2018
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$6,863	$364	$219	$192	$7,638
Interest-bearing liabilities	2,370	1,517	3,829	5,906	13,622
Finance lease liabilities	12	7	25	16	60
___________________________________

(1)	Excludes $1,321 million of decommissioning liabilities, other provisions, and post-employment benefits, $61 million of capital leases, and $62 million of loans and notes payable.

Disclosure of foreign currency exposure
The tables below set out the partnership’s currency exposure as at December 31, 2019 and 2018:

	December 31, 2019
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$5,215	$628	$2,015	$1,253	$903	$707	$2,074	$12,795
Non-current assets	18,994	4,848	2,283	6,026	1,582	3,230	1,993	38,956
	$24,209	$5,476	$4,298	$7,279	$2,485	3,937	$4,067	$51,751

Liabilities
Current liabilities	$3,439	$1,184	$2,343	$1,336	$1,147	$471	$1,104	$11,024
Non-current liabilities	20,749	3,141	659	2,135	593	1,849	548	29,674
	$24,188	$4,325	$3,002	$3,471	$1,740	$2,320	$1,652	$40,698

Non-controlling interest	752	641	426	2,578	427	1,173	1,264	7,261
Net investment to the partnership	$(731)	$510	$870	$1,230	$318	$444	$1,151	$3,792

	December 31, 2018
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$3,636	$402	$2,197	$1,186	$658	$480	$1,222	$9,781
Non-current assets	9,414	733	819	1,997	993	3,065	516	17,537
	$13,050	$1,135	$3,016	$3,183	$1,651	3,545	$1,738	$27,318

Liabilities
Current liabilities	$2,886	$551	$2,514	$1,232	$592	$314	$927	$9,016
Non-current liabilities	8,571	123	189	516	505	1,824	80	11,808
	$11,457	$674	$2,703	$1,748	$1,097	$2,138	$1,007	$20,824

Non-controlling interest	1,060	52	171	750	383	1,052	63	3,531
Net investment to the partnership	$533	$409	$142	$685	$171	$355	$668	$2,963

Disclosure of sensitivity analysis for foreign currency risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2019
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$2	$(2)
Canadian dollar	(60)	60	1	(1)
Brazilian real	(44)	44	(1)	1
Other	(133)	133	(36)	36

	December 31, 2018
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(36)	$36	$—	$—
Canadian dollar	(12)	12	(3)	3
Brazilian real	(35)	35	(4)	4
Other	(19)	19	(5)	5

	December 31, 2017
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(88)	$88	$—	$—
Canadian dollar	(37)	33	—	—
Brazilian real	(33)	37	—	—
Other	(9)	9	20	(20)